Compensation of directors, executive officers and other key management personnel	12 Months Ended
Dec. 31, 2021
Compensation of directors, executive officers and other key management personnel
Compensation of directors, executive officers and other key management personnel

5.   Compensation of directors, executive officers and other key management personnel

The Bank considers as key management personnel the directors, the executive officers and the members of the audit committee, the corporate practices, the nominating and compensation committee, the comprehensive risk management committee and the remuneration committee.

During 2020, the Deputy General Director of Global Corporate Banking, the Deputy General Director of New Businesses, the Vice President of Commercial Banking and the Deputy General Director of Transactions and Digital Banking decided to step down.

During 2021, the Deputy General Director of Global Corporate Banking, the Deputy Director of Retail Commercial Banking and the Deputy Director of Operations decided to step down. Other than the aforementioned personnel change, there were no significant changes in the Bank’s main key personnel from December 31, 2021 to the date on which these consolidated financial statements were authorized for issue.

a)   Remuneration of directors

Our shareholders establish the compensation of our directors at the annual shareholders’ meeting. Accordingly, only independent directors receive compensation for their duties. Under Mexican law, we are not required to disclose on an individual basis the compensation of our directors, our executive officers and the members of the audit committee, the corporate practices, the nominating and compensation committee, the comprehensive risk management committee and the remuneration committee and we do not otherwise publicly disclose such information.

The aggregate compensation paid to independent directors who were members of the audit committee, the corporate practices, the nominating and compensation committee, the comprehensive risk management committee, the remuneration committee and the Board of Directors of the Bank amounted to 21 million pesos during 2019, 23 million pesos during 2020 and 30 million pesos during 2021, paid as attendance fees.

b)   Remuneration of executive officers

The aggregate amount for compensation and benefits to executive officers amounted to 456 million pesos during 2019, 431 million pesos during 2020 and 453 million pesos during 2021. The main benefits paid to the Bank’s executive officers are: salary, Christmas bonus, vacation bonus, holidays, performance bonus and share-based payments.

The criteria for granting and paying bonus compensation vary according to the activities performed by the different areas and, therefore, payment of the bonus may vary depending on the department and activities performed by each member.

c)   Post-employment and other long-term benefits

Our executive officers may participate in the same pension and medical expenses plan that is available to the Bank’s employees, but at different contribution percentages to the ones made by the rest of the employees.

The total post-employment benefits (including pension plan, medical expenses and life insurance policies) to executive officers amounted to 472 million pesos as of December 31, 2019, 522 million pesos as of December 31, 2020 and 537 million pesos as of December 31, 2021.

d)   Loans to executive officers

The loans granted to executive officers amount to 124 million pesos and 183 million pesos as of December 31, 2020 and 2021, respectively.